CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Allowances on accounts receivable	$ 401,027	$ 332,541
Accumulated depreciation on properties and equipment	284,533	300,655
Accumulated amortization on identifiable intangible assets	$ 219,107	$ 184,216
Stockholders' equity:
Preferred stock, shares authorized (in shares)	1,000,000	1,000,000
Common stock, par value (in dollars per share)	$ 1.00	$ 1.00
Common stock, shares authorized (in shares)	200,000,000	200,000,000
Common stock, shares issued (in shares)	129,634,300	127,824,800
Treasury stock, shares (in shares)	13,011,700	7,545,000